Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
CURRENT ASSETS:
Cash and Cash Equivalents		$ 28,150,000		$ 41,614,000		$ 25,178,000
Deferred expenses						1,808,000
Prepaid Expenses and other Current Assets		1,667,000		1,643,000		865,000
Total Current Assets		29,817,000		43,257,000		27,851,000
LONG-TERM ASSETS:
Property and Equipment, Net		73,000		118,000		2,393,000
Intangible assets (net of accumulated amortization)		181,000		3,354,000		3,261,000
Operating right-of-use asset (net of accumulated amortization)		19,000		40,000		4,839,000
Other Assets		11,000		11,000		182,000
Total Assets		30,101,000		46,780,000		38,526,000
CURRENT LIABILITIES:
Accounts payable		90,000		87,000		410,000
Accrued expenses		1,510,000		2,836,000		1,737,000
Current portion of operating lease liability		19,000		28,000		962,000
Deferred revenue						165,000
Common stock warrant liability		287,000		4,929,000		17,000
Total Current Liabilities		1,906,000		7,880,000		3,291,000
LONG TERM LIABILITIES:
Operating lease liability, net of current portion				12,000		5,055,000
Total liabilities		1,906,000		7,892,000		8,346,000
Contingencies – Note 8
Series D convertible preferred stock- $0.001 par value; 0 shares authorized, 0 shares issued and outstanding at July 31, 2022 and October 31, 2021.
STOCKHOLDERS’ STOCKHOLDERS’ EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, 0 shares issued and outstanding at July 31, 2022 and October 31, 2021.
Common Stock of $0.01 par value per share; 200,000,000 shares authorized at December 31, 2021 and September 30, 2022; 14,820,727 and 14,080,383 shares issued at September 30, 2022 and December 31, 2021, respectively; 14,301,984 and 13,956,035 shares outstanding at September 30, 2022 and December 31, 2021, respectively		2,000		2,000		1,000
Additional Paid-in Capital		466,561,000		467,486,000		440,917,000
Accumulated Deficit		(438,368,000)		(428,600,000)		(410,738,000)
Total Stockholders’ Equity		28,195,000		38,888,000		30,180,000
Total Liabilities and Stockholders’ Equity		$ 30,101,000		$ 46,780,000		$ 38,526,000
Ayala Pharmaceuticals Inc [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	$ 11,195,000		$ 36,982,000		$ 42,025,000
Short-term Restricted Bank Deposits	110,000		122,000		90,000
Trade Receivables	129,000				681,000
Prepaid Expenses and other Current Assets	1,598,000		2,636,000		1,444,000
Total Current Assets	13,032,000		39,740,000		44,240,000
LONG-TERM ASSETS:
Property and Equipment, Net	999,000		1,120,000		1,283,000
Other Assets	229,000		267,000		305,000
Total Long-Term Assets	1,228,000		1,387,000		1,588,000
Total Assets	14,260,000		41,127,000		45,828,000
CURRENT LIABILITIES:
Trade Payables	2,326,000		3,214,000		3,726,000
Accrued expenses	3,379,000		3,258,000		3,151,000
Total Current Liabilities	5,705,000		6,472,000		6,877,000
LONG TERM LIABILITIES:
Long-term Rent Liability	396,000		497,000		553,000
Total Long-Term Liabilities	396,000		497,000		553,000
STOCKHOLDERS’ STOCKHOLDERS’ EQUITY:
Common Stock of $0.01 par value per share; 200,000,000 shares authorized at December 31, 2021 and September 30, 2022; 14,820,727 and 14,080,383 shares issued at September 30, 2022 and December 31, 2021, respectively; 14,301,984 and 13,956,035 shares outstanding at September 30, 2022 and December 31, 2021, respectively	139,000		139,000		128,000
Additional Paid-in Capital	147,586,000		145,160,000		109,157,000
Accumulated Deficit	(139,566,000)		(111,141,000)		(70,887,000)
Total Stockholders’ Equity	8,159,000		34,158,000		38,398,000
Total Liabilities and Stockholders’ Equity	$ 14,260,000		$ 41,127,000		$ 45,828,000